UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 137.2%
	AUSTRALIA — 3.3%
1,127	Australia & New Zealand Banking Group Ltd. - ADR[1]	$22,760
1,200	BHP Billiton PLC - ADR[1]	52,776
3,272	National Australia Bank Ltd. - ADR[1]	32,982
996	South32 Ltd. - ADR[1]	13,954
2,066	Westpac Banking Corp. - ADR[1]	41,340
		163,812
	CANADA — 5.7%
159	Bank of Montreal[1,2]	13,122
400	Bank of Nova Scotia[1,2]	23,852
526	BCE, Inc.[1,2]	21,313
267	Canadian Imperial Bank of Commerce[1,2]	25,037
1,620	Enbridge, Inc.[1,2]	52,310
723	IGM Financial, Inc.[1,2]	19,861
603	Manulife Financial Corp.[1,2]	10,782
917	Power Financial Corp.[1,2]	20,995
314	Royal Bank of Canada[1,2]	25,180
307	Sun Life Financial, Inc.[1,2]	12,206
222	Toronto-Dominion Bank[1,2]	13,498
520	TransCanada Corp.[1,2]	21,039
757	Vermilion Energy, Inc.[1,2]	24,935
		284,130
	FINLAND — 0.6%
5,313	Nokia Oyj[1,2]	29,647
	FRANCE — 5.1%
320	BNP Paribas S.A. - ADR[1]	9,741
4,888	Societe Generale S.A. - ADR[1]	42,012
3,170	TOTAL S.A. - ADR[1]	204,116
		255,869
	GERMANY — 3.2%
1,055	Allianz S.E. - ADR[1]	23,384
1,776	BASF S.E. - ADR[1]	39,445
2,894	ProSiebenSat.1 Media S.E. - ADR[1]	18,608
1,237	Siemens A.G. - ADR[1]	78,995
		160,432
	IRELAND — 1.0%
500	Medtronic PLC[1,2]	49,185
	ITALY — 1.9%
1,510	Eni S.p.A. - ADR[1]	56,866

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY (Continued)
2,499	Intesa Sanpaolo S.p.A. - ADR[1]	$38,310
		95,176
	JAPAN — 8.4%
2,150	Canon, Inc. - ADR[1]	68,047
81	Mitsui & Co., Ltd. - ADR[1]	28,814
3,120	NTT DOCOMO, Inc. - ADR[1]	83,944
20,069	Sumitomo Mitsui Financial Group, Inc. - ADR[1]	161,154
12,531	Sumitomo Mitsui Trust Holdings, Inc. - ADR[1]	51,565
500	Tokio Marine Holdings, Inc. - ADR[1]	24,647
		418,171
	LUXEMBOURG — 0.5%
816	Ternium SA, ADR[1]	24,717

	MONACO — 0.3%
2,119	Costamare, Inc.[1,2]	13,752

	NETHERLANDS — 1.6%
1,359	ING Groep N.V. - ADR[1]	17,626
406	Randstad N.V. - ADR[1]	10,769
769	Royal Dutch Shell PLC - Class A - ADR[1]	52,400
		80,795
	NORWAY — 0.5%
1,675	Ship Finance International, Ltd.[1,2]	23,282
	SPAIN — 0.6%
1,412	Repsol S.A. - ADR[1]	28,085
	SWEDEN — 2.0%
4,500	Nordea Bank A.B. - ADR[1]	49,590
2,076	Swedbank A.B. - ADR[1]	51,443
		101,033
	SWITZERLAND — 1.6%
472	ABB Ltd. - ADR[1]	11,153
293	Novartis A.G. - ADR[1]	25,245
2,950	UBS Group A.G.*,1,2	46,404
		82,802
	TAIWAN — 0.5%
4,867	ASE Technology Holding Co., Ltd. - ADR*,1	23,508

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 8.0%
4,500	Anglo American PLC - ADR[1]	$50,288
1,440	AstraZeneca PLC - ADR[1]	56,981
3,378	Centrica PLC - ADR[1]	27,362
4,550	GlaxoSmithKline PLC - ADR[1]	182,773
1,000	HSBC Holdings PLC - ADR[1]	43,990
748	Rio Tinto PLC - ADR[1]	38,163
		399,557
	UNITED STATES — 92.4%
730	AbbVie, Inc.[1]	69,043
635	AG Mortgage Investment Trust, Inc. - REIT[1]	11,544
155	Air Products & Chemicals, Inc.[1]	25,893
2,550	Aircastle, Ltd.[1,2]	55,870
1,034	Altria Group, Inc.[1]	62,361
2,500	AMC Entertainment Holdings, Inc. - Class A1	51,250
621	American Railcar Industries, Inc.[1]	28,628
2,458	AmTrust Financial Services, Inc.[1]	35,690
618	Archer-Daniels-Midland Co.[1]	31,067
1,952	AT&T, Inc.[1]	65,548
709	B&G Foods, Inc.[1]	19,462
2,780	BGC Partners, Inc. - Class A1	32,860
645	Brinker International, Inc.[1]	30,141
1,660	Brixmor Property Group, Inc., REIT[1]	29,067
1,070	Buckle, Inc.[1]	24,664
502	Campbell Soup Co.[1]	18,388
1,810	Capitol Federal Financial, Inc.[1]	23,059
798	Cardinal Health, Inc.[1]	43,092
91	CenterPoint Energy, Inc.[1]	2,516
1,411	CenturyLink, Inc.[1]	29,913
417	Chevron Corp.[1]	50,991
1,316	Chimera Investment Corp. - REIT[1]	23,859
1,947	Cisco Systems, Inc.[1]	94,722
1,631	Coca-Cola Co.[1]	75,336
529	Cogent Communications Holdings, Inc.[1]	29,518
555	CoreCivic, Inc. - REIT[1]	13,503
331	CorEnergy Infrastructure Trust, Inc. - REIT[1]	12,439
709	CVR Energy, Inc.[1]	28,516
508	Dine Brands Global, Inc.[1]	41,305
370	Dominion Energy, Inc.[1]	26,004
510	Domtar Corp.[1]	26,607
289	Duke Energy Corp.[1]	23,126
547	Eastman Chemical Co.[1]	52,359
971	Eaton Corp. PLC[1,2]	84,215

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
178	Edison International[1]	$12,047
911	Emerson Electric Co.[1]	69,764
510	Ethan Allen Interiors, Inc.[1]	10,583
1,374	Extended Stay America, Inc.[1]	27,796
602	Exxon Mobil Corp.[1]	51,182
846	First Hawaiian, Inc.[1]	22,977
1,779	FNB Corp.[1]	22,629
3,937	Ford Motor Co.[1]	36,417
3,390	GameStop Corp., Class A1	51,765
679	Gaming and Leisure Properties, Inc.[1]	23,935
1,063	Gannett Co., Inc.[1]	10,641
1,360	General Motors Co.[1]	45,791
861	General Mills, Inc.[1]	36,954
700	Gladstone Commercial Corp. - REIT[1]	13,405
1,195	Hanesbrands, Inc.[1]	22,024
347	HNI Corp.[1]	15,351
1,340	Hope Bancorp, Inc.[1]	21,668
1,480	Hospitality Properties Trust - REIT[1]	42,683
610	Host Hotels & Resorts, Inc., REIT[1]	12,871
3,432	Huntington Bancshares, Inc.[1]	51,205
2,408	Independence Realty Trust, Inc. - REIT[1]	25,356
1,370	International Business Machines Corp.[1]	207,158
873	International Paper Co.[1]	42,908
1,845	Interpublic Group of Cos., Inc.[1]	42,195
1,750	Invesco, Ltd.[1,2]	40,040
329	Iron Mountain, Inc.[1]	11,357
758	Kellogg Co.[1]	53,075
418	Kimberly-Clark Corp.[1]	47,502
1,335	Kimco Realty Corp., REIT[1]	22,348
765	Kohl's Corp.[1]	57,031
704	Las Vegas Sands Corp.[1]	41,768
700	LSC Communications, Inc.[1]	7,742
457	LyondellBasell Industries NV, Class A1,2	46,847
620	Main Street Capital Corp.[1]	23,870
2,400	Merck & Co., Inc.[1]	170,256
450	Meredith Corp.[1]	22,973
738	MetLife, Inc.[1]	34,479
180	National Health Investors, Inc. - REIT[1]	13,606
2,826	Navient Corp.[1]	38,094
738	New Media Investment Group, Inc.[1]	11,579
2,050	New Residential Investment Corp. - REIT[1]	36,531
1,981	New York Mortgage Trust, Inc. - REIT[1]	12,044
790	NIC, Inc.[1]	11,692

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
206	NorthWestern Corp.[1]	$12,084
5,198	Oaktree Specialty Lending Corp.[1]	25,782
698	Old National Bancorp[1]	13,471
2,404	Old Republic International Corp.[1]	53,802
851	Omnicom Group, Inc.[1]	57,885
957	ONEOK, Inc.[1]	64,875
1,016	PacWest Bancorp[1]	48,412
740	Park Hotels & Resorts, Inc. - REIT[1]	24,287
1,751	PennantPark Investment Corp.[1]	13,062
211	PepsiCo, Inc.[1]	23,590
4,600	Pfizer, Inc.[1]	202,722
1,210	Pitney Bowes, Inc.[1]	8,567
1,050	PotlatchDeltic Corp. - REIT[1]	42,997
1,280	PPL Corp.[1]	37,453
640	Principal Financial Group, Inc.[1]	37,498
542	Procter & Gamble Co.[1]	45,111
240	Public Service Enterprise Group, Inc.[1]	12,670
1,080	Quad/Graphics, Inc.[1]	22,507
1,534	QUALCOMM, Inc.[1]	110,494
308	Safety Insurance Group, Inc.[1]	27,597
660	SCANA Corp.[1]	25,667
80	Simon Property Group, Inc. - REIT[1]	14,140
743	Six Flags Entertainment Corp.[1]	51,876
928	Sonoco Products Co.[1]	51,504
826	Southern Co.[1]	36,014
2,075	Spark Energy, Inc. - Class A1	17,119
500	STAG Industrial, Inc. - REIT[1]	13,750
573	Starwood Property Trust, Inc.[1]	12,331
532	Targa Resources Corp.[1]	29,957
585	Target Corp.[1]	51,603
2,613	TiVo Corp.[1]	32,532
752	Trustmark Corp.[1]	25,305
830	Tupperware Brands Corp.[1]	27,764
1,502	Two Harbors Investment Corp. - REIT[1]	22,425
460	United Parcel Service, Inc., Class B1	53,705
282	Valero Energy Corp.[1]	32,077
3,255	Vector Group Ltd.[1]	44,854
2,344	Verizon Communications, Inc.[1]	125,146
186	WEC Energy Group, Inc.[1]	12,417
1,420	Wells Fargo & Co.[1]	74,635
2,546	Western Union Co.[1]	48,527

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
826	Xerox Corp.[1]	$22,285
		4,605,194
	TOTAL COMMON STOCKS
	(Cost $6,911,621)	6,839,147
	EXCHANGE-TRADED FUNDS — 1.3%
	UNITED STATES — 1.3%
770	iShares Core MSCI EAFE ETF[1]	49,342
50	iShares Core S&P 500 ETF[1]	14,636
		63,978
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $64,526)	63,978
	TOTAL INVESTMENTS — 138.5%
	(Cost $6,976,147)	6,903,125
	Liabilities in Excess of Other Assets — (38.5)%	(1,917,251)
	TOTAL NET ASSETS — 100.0%	$4,985,874
	SECURITIES SOLD SHORT — (39.0)%
	COMMON STOCKS — (39.0)%

	BELGIUM — (0.2)%
(810)	Euronav N.V.[2]	(7,047)

	CANADA — (1.1)%
(511)	IMAX Corp.*,2	(13,184)
(4,843)	Kinross Gold Corp.*,2	(13,076)
(133)	Shopify, Inc.*,2	(21,873)
(4,039)	Turquoise Hill Resources Ltd.*,2	(8,563)
		(56,696)
	CAYMAN ISLANDS — (0.2)%
(361)	Greenlight Capital Re Ltd. - Class A*,2	(4,476)
(200)	Theravance Biopharma, Inc.*,2	(6,534)
		(11,010)
	IRELAND — (0.1)%
(625)	Ardmore Shipping Corp.*,2	(4,063)
	NETHERLANDS — (0.2)%
(41)	Cimpress N.V.*,2	(5,601)
(219)	Wright Medical Group N.V.*,2	(6,355)
		(11,956)
	PUERTO RICO — (0.2)%
(1,003)	First BanCorp/Puerto Rico*,2	(9,127)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)

	SWITZERLAND — (0.2)%
(3,582)	Weatherford International PLC*,2	$(9,707)

	UNITED KINGDOM — (1.2)%
(797)	Belmond Ltd. - Class A*,2	(14,546)
(234)	Delphi Technologies PLC[2]	(7,338)
(274)	IHS Markit Ltd.*,2	(14,785)
(3,272)	Noble Corp. PLC*,2	(23,002)
		(59,671)
	UNITED STATES — (35.6)%
(75)	2U, Inc.*	(5,639)
(137)	Acadia Healthcare Co., Inc.*	(4,822)
(550)	Aclaris Therapeutics, Inc.*	(7,986)
(534)	Advanced Disposal Services, Inc.*	(14,461)
(700)	Advanced Micro Devices, Inc.*	(21,623)
(469)	AdvanSix, Inc.*	(15,923)
(350)	Aerie Pharmaceuticals, Inc.*	(21,542)
(85)	Aerovironment, Inc.*	(9,534)
(611)	Allegheny Technologies, Inc.*	(18,055)
(125)	Allegiance Bancshares, Inc.*	(5,213)
(13)	AMERCO	(4,636)
(283)	American Axle & Manufacturing Holdings, Inc.*	(4,936)
(782)	American Homes 4 Rent - REIT	(17,118)
(377)	Amicus Therapeutics, Inc.*	(4,558)
(260)	Amneal Pharmaceuticals, Inc.*	(5,769)
(275)	Antero Resources Corp.*	(4,870)
(218)	Assembly Biosciences, Inc.*	(8,097)
(118)	Astronics Corp.*	(5,133)
(292)	Atlantic Capital Bancshares, Inc.*	(4,891)
(185)	AxoGen, Inc.*	(6,817)
(217)	Basic Energy Services, Inc.*	(2,168)
(80)	Beacon Roofing Supply, Inc.*	(2,895)
(163)	BioTelemetry, Inc.*	(10,505)
(111)	Black Knight, Inc.*	(5,766)
(41)	Bluebird Bio, Inc.*	(5,986)
(301)	Brighthouse Financial, Inc.*	(13,316)
(155)	C&J Energy Services, Inc.*	(3,224)
(1,630)	Caesars Entertainment Corp.*	(16,708)
(463)	Callon Petroleum Co.*	(5,551)
(398)	Career Education Corp.*	(5,942)
(255)	CarMax, Inc.*	(19,041)
(389)	Carrols Restaurant Group, Inc.*	(5,679)
(166)	Century Communities, Inc.*	(4,358)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(43)	Charter Communications, Inc., Class A*	$(14,013)
(238)	Chefs' Warehouse, Inc.*	(8,651)
(460)	Chegg, Inc.*	(13,078)
(252)	Cheniere Energy, Inc.*	(17,511)
(2,358)	Clean Energy Fuels Corp.*	(6,131)
(215)	Clearwater Paper Corp.*	(6,386)
(531)	CNX Resources Corp.*	(7,599)
(1,638)	Coeur Mining, Inc.*	(8,731)
(316)	Conduent, Inc.*	(7,116)
(192)	Cray, Inc.*	(4,128)
(127)	Cree, Inc.*	(4,809)
(186)	Customers Bancorp, Inc.*	(4,377)
(747)	Darling Ingredients, Inc.*	(14,432)
(92)	Dave & Buster's Entertainment, Inc.	(6,092)
(1,057)	Dermira, Inc.*	(11,521)
(129)	DexCom, Inc.*	(18,452)
(246)	Donnelley Financial Solutions, Inc.*	(4,408)
(590)	Dorian LPG Ltd.*,2	(4,702)
(284)	Edgewell Personal Care Co.*	(13,129)
(299)	Envision Healthcare Corp.*	(13,673)
(811)	Equity Commonwealth - REIT*	(26,025)
(83)	Esperion Therapeutics, Inc.*	(3,683)
(241)	Etsy, Inc.*	(12,383)
(467)	EW Scripps Co. - Class A	(7,706)
(703)	Express, Inc.*	(7,775)
(610)	EZCORP, Inc. - Class A*	(6,527)
(145)	Farmer Brothers Co.*	(3,828)
(257)	Fiesta Restaurant Group, Inc.*	(6,875)
(230)	Finisar Corp.*	(4,382)
(342)	FireEye, Inc.*	(5,814)
(177)	First Solar, Inc.*	(8,570)
(333)	Flagstar Bancorp, Inc.*	(10,480)
(288)	Floor & Decor Holdings, Inc. - Class A*	(8,689)
(526)	Forum Energy Technologies, Inc.*	(5,444)
(114)	FRP Holdings, Inc.*	(7,079)
(375)	Gardner Denver Holdings, Inc.*	(10,628)
(384)	GCP Applied Technologies, Inc.*	(10,195)
(237)	Genesco, Inc.*	(11,163)
(64)	Genesee & Wyoming, Inc. - Class A*	(5,823)
(149)	Gentherm, Inc.*	(6,772)
(353)	G-III Apparel Group Ltd.*	(17,011)
(195)	GoDaddy, Inc.*	(16,261)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(659)	Gray Television, Inc.*	$(11,533)
(429)	Green Brick Partners, Inc.*	(4,333)
(1,885)	Groupon, Inc.*	(7,106)
(424)	Hain Celestial Group, Inc.*	(11,499)
(1,026)	Halcon Resources Corp.*	(4,586)
(253)	HarborOne Bancorp, Inc.*	(4,837)
(1,923)	Hecla Mining Co.	(5,365)
(1,097)	Helix Energy Solutions Group, Inc.*	(10,838)
(171)	HomeStreet, Inc.*	(4,532)
(181)	HomeTrust Bancshares, Inc.*	(5,276)
(663)	Hostess Brands, Inc.*	(7,339)
(775)	Houghton Mifflin Harcourt Co.*	(5,425)
(194)	Howard Hughes Corp.*	(24,099)
(94)	IAC/InterActiveCorp*	(20,372)
(108)	II-VI, Inc.*	(5,108)
(622)	Infinera Corp.*	(4,541)
(175)	Ingevity Corp.*	(17,829)
(209)	Installed Building Products, Inc.*	(8,151)
(278)	International Seaways, Inc.*,2	(5,566)
(120)	INTL. FCStone, Inc.*	(5,798)
(642)	Intra-Cellular Therapies, Inc.*	(13,931)
(725)	Invitation Homes, Inc. - REIT	(16,610)
(1,066)	iStar, Inc. - REIT	(11,907)
(284)	Kala Pharmaceuticals, Inc.*	(2,803)
(732)	Kosmos Energy Ltd.*,2	(6,844)
(457)	Kratos Defense & Security Solutions, Inc.*	(6,754)
(4,525)	LendingClub Corp.*	(17,557)
(148)	Liberty Broadband Corp. - Class C*	(12,476)
(316)	Liberty Media Corp.-Liberty Braves*	(8,611)
(221)	Liberty Media Corp.-Liberty Formula One - Class A*	(7,863)
(512)	Liberty TripAdvisor Holdings, Inc. - Class A*	(7,603)
(511)	Lindblad Expeditions Holdings, Inc.*	(7,599)
(113)	Loral Space & Communications, Inc.*	(5,130)
(145)	Lumentum Holdings, Inc.*	(8,693)
(143)	M/I Homes, Inc.*	(3,422)
(47)	Madison Square Garden Co.*	(14,820)
(40)	Madrigal Pharmaceuticals, Inc.*	(8,565)
(238)	MarineMax, Inc.*	(5,058)
(15)	Markel Corp.*	(17,827)
(317)	Marvell Technology Group Ltd.[2]	(6,118)
(1,070)	Melinta Therapeutics, Inc.*	(4,227)
(247)	Meritage Homes Corp.*	(9,855)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(297)	Navistar International Corp.*	$(11,435)
(81)	Neogen Corp.*	(5,794)
(52)	Netflix, Inc.*	(19,455)
(70)	Nevro Corp.*	(3,990)
(230)	Norwegian Cruise Line Holdings Ltd.*,2	(13,209)
(633)	Oasis Petroleum, Inc.*	(8,976)
(117)	Okta, Inc.*	(8,232)
(272)	OraSure Technologies, Inc.*	(4,202)
(748)	ORBCOMM, Inc.*	(8,123)
(644)	Paratek Pharmaceuticals, Inc.*	(6,247)
(467)	Parsley Energy, Inc. - Class A*	(13,660)
(66)	PayPal Holdings, Inc.*	(5,797)
(110)	PDC Energy, Inc.*	(5,386)
(80)	Penumbra, Inc.*	(11,976)
(391)	Performance Food Group Co.*	(13,020)
(441)	PHH Corp.*	(4,847)
(157)	Post Holdings, Inc.*	(15,392)
(351)	PRA Group, Inc.*	(12,636)
(422)	Presidio, Inc.	(6,436)
(385)	Primo Water Corp.*	(6,949)
(50)	Puma Biotechnology, Inc.*	(2,293)
(294)	Pure Storage, Inc.*	(7,629)
(865)	QEP Resources, Inc.*	(9,792)
(123)	Quidel Corp.*	(8,016)
(794)	Radian Group, Inc.	(16,412)
(311)	Reading International, Inc. - Class A*	(4,914)
(93)	Red Robin Gourmet Burgers, Inc.*	(3,734)
(381)	Ring Energy, Inc.*	(3,776)
(3)	Seaboard Corp.	(11,130)
(132)	Skechers U.S.A., Inc. - Class A*	(3,687)
(1,539)	SLM Corp.*	(17,160)
(588)	Smart & Final Stores, Inc.*	(3,352)
(234)	Sotheby's*	(11,510)
(168)	Spectrum Brands Holdings, Inc.	(12,553)
(334)	Spirit Airlines, Inc.*	(15,688)
(252)	Square, Inc. - Class A*	(24,951)
(668)	St. Joe Co.*	(11,222)
(339)	Stratasys Ltd.*,2	(7,834)
(404)	Summit Materials, Inc. - Class A*	(7,345)
(658)	SunCoke Energy, Inc.*	(7,646)
(721)	Sunstone Hotel Investors, Inc. - REIT	(11,796)
(229)	Super Micro Computer, Inc.*	(4,720)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(571)	Superior Energy Services, Inc.*	$(5,562)
(2,723)	Tahoe Resources, Inc.*,2	(7,597)
(207)	Taylor Morrison Home Corp. - Class A*	(3,734)
(232)	Tejon Ranch Co.*	(5,037)
(1,220)	TETRA Technologies, Inc.*	(5,502)
(136)	Texas Capital Bancshares, Inc.*	(11,240)
(533)	TimkenSteel Corp.*	(7,926)
(169)	TopBuild Corp.*	(9,603)
(318)	TreeHouse Foods, Inc.*	(15,216)
(684)	TRI Pointe Group, Inc.*	(8,482)
(405)	U.S. Foods Holding Corp.*	(12,482)
(157)	Universal Electronics, Inc.*	(6,178)
(200)	USG Corp.*	(8,662)
(364)	Verizon Communications, Inc.	(19,434)
(840)	Viavi Solutions, Inc.*	(9,526)
(110)	Virtusa Corp.*	(5,908)
(83)	WageWorks, Inc.*	(3,548)
(188)	Wayfair, Inc.*	(27,762)
(92)	WEX, Inc.*	(18,470)
(8,677)	WMIH Corp.*	(12,061)
(92)	World Acceptance Corp.*	(10,521)
(977)	WPX Energy, Inc.*	(19,657)
(65)	XPO Logistics, Inc.*	(7,421)
(675)	Zayo Group Holdings, Inc.*	(23,436)
(91)	Zebra Technologies Corp. - Class A*	(16,092)
(121)	Zillow Group, Inc. - Class A*	(5,348)
(121)	Zillow Group, Inc. - Class C*	(5,354)
(524)	Zogenix, Inc.*	(25,990)
		(1,773,891)
	TOTAL COMMON STOCKS
	(Proceeds $1,839,036)	(1,943,168)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,839,036)	$(1,943,168)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Note 1 – Organization

AAM/HIMCO Global Enhanced Dividend Fund (‘‘Global Enhanced Dividend” or “Global Enhanced Dividend Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income, and its secondary investment objective is capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s Class I shares commenced operations on December 26, 2017. The Fund’s Class A and Class C shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2018 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes

At September 30, 2018, gross unrealized appreciation (depreciation) of investments and securities sold short, based on cost for federal income tax purposes were as follows:

Cost of investments	$5,137,383

Gross unrealized appreciation	564,141
Gross unrealized depreciation	(741,567)

Net unrealized depreciation	$(177,426)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2018 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$6,839,147	$-	$-	$6,839,147
Exchange-Traded Funds	63,978	-	-	63,978
Total Assets	$6,903,125	$-	$-	$6,903,125

Liabilities
Securities Sold Short
Common Stocks[1]	$1,943,168	$-	$-	$1,943,168
Total Liabilities	$1,943,168	$-	$-	$1,943,168

[1]	For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at the period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/18